Related party transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel compensation [Table Text Block]
	Nine months ended September 30, 2020	Twelve months Year ended December 31, 2019
Wages and benefits	$165,769	$48,343
Consulting fees	145,000	30,000
Directors compensation	-	-
Share-based compensation	24,959	-
Total	$335,728	$78,343

	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Wages and benefits	$641,338	$427,252	$165,769
Consulting fees	529,529	180,000	145,000
Directors compensation	70,000	85,000	-
Share-based compensation	860,400	988,716	24,959
Total	$2,101,267	$1,680,968	$335,728

Disclosure of related party loans [Table Text Block]
	Loans from CEO(1)	Employee loan (2), (5)	Loans from investors (3), (4)	Total
Balance at December 31, 2018	$612,171	$81,253	$191,789	$885,213
Additions	309,912	-	772	310,684
Transferred to convertible debentures	-	-	(192,561)	(192,561)
Converted into common shares	(649,500)	-	-	(649,500)
Converted into warrants	(19,858)	-	-	(19,858)
Repayment of loans	(45,513)	(25,000)	-	(70,513)
Accrued interest	22,706	3,657	-	26,363
Balance at December 31, 2019	$229,918	$59,910	$-	$289,828
Repayment of loans	(30,000)	(50,000)	-	(80,000)
Accrued interest	7,174	1,274	-	8,448
Balance at September 30, 2020	$207,092	$11,184	$-	$218,276

	CEO	Employee
	loan	loan	Total
Balance, September 30, 2020	$207,092	$11,184	$218,276
Accrued interest	4,513	68	4,581
Repayment of loans	(211,605)	(11,252)	(222,857)
Balance, September 30, 2021	$-	$-	$-